PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173

713.626.1919
www.invesco.com

December 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Equity Funds (Invesco Equity Funds)

CIK No. 0000105377

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of Invesco Oppenheimer Main Street Fund®, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 137 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 137 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 27, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-5086 or at emily.ast@invesco.com.

Sincerely,

/s/ Emily Ast

Emily Ast

Senior Counsel